Schedule of trade and other payables (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Payable to member gyms	$ 266,368	$ 69,019	$ 61,065
Taxes payable	770,644	603,550
Trade payables	1,326,800	540,102	723,105
Loans from related parties	369,215
Accruals	920,314	778,865
Total trade and other payables	$ 3,653,341	$ 1,991,536	$ 2,034,436